Income Tax (Tables) (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Schedule of Income Tax Benefit

For each of the years ended December 31, 2019 and 2018, current tax provisions and current deferred tax provisions were recorded as follows:

	As of December 31,
	2019	2018
Current Tax Provision
Federal	$-	$21,000
State	(25,000)	(21,000)
Foreign	2,000	(5,000)
	(23,000)	(5,000)
Deferred Tax Provision
Federal	-	-
State	2,000	6,000
Foreign	(6,000)	63,000
	(4,000)	69,000
Total Tax Provision
Federal	-	21,000
State	(23,000)	(15,000)
Foreign	(4,000)	58,000
	$(27,000)	$64,000

Schedule of Deferred Tax Assets and Liabilities

The net deferred tax assets and liabilities have been reported in other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 as follows:

	As of December 31,
	2019	2018
Deferred Tax Assets:
NOL carryforwards	$14,730,000	$15,756,000
UK NOL carryforwards	552,000	534,000
Allowance for doubtful accounts	92,000	97,000
Compensation and vacation accrual	57,000	58,000
Operating accruals	6,000	285,000
Research and experimentation, AMT and foreign tax credits	126,000	126,000
Texas margin tax credit	106,000	120,000
Lease liabilities	854,000	-
Other	846,000	850,000
Total gross deferred tax assets	17,369,000	17,826,000
Valuation allowance	(16,218,000)	(17,149,000)
Net deferred tax assets	1,151,000	677,000
Deferred Tax Liabilities:
Capitalized software	497,000	523,000
Right of use assets	544,000	-
Fixed assets and intangibles	45,000	86,000
Foreign	47,000	45,000
Total gross deferred liabilities	1,133,000	654,000
Net deferred taxes	$18,000	$23,000

Brooklyn Immunotherapeutics, LLC [Member]
Schedule of Income Tax Benefit

The income tax benefit consists of the following:

	Successor		Predecessor
	For the Year Ended December 31, 2019	For the period from November 6, 2018 through December 31, 2018	For the period from January 1, 2018 through November 5, 2018
Federal:
Current	$-	$-	$-
Deferred	-	-	8,266,417
State and local:
Current		-
Deferred	357,482	80,179	5,438,948
	357,482	80,179	13,705,365
Change in valuation allowance	(357,482)	(80,179)	(13,705,365)
Income tax benefit (provision)	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the effects of temporary differences as shown in the table below. Deferred tax assets have been fully reserved by a valuation allowance since it is more likely than not that such tax benefits will not be realized.

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforward	$424,800	$80,179
Less: valuation allowance	(424,800)	(80,179)
Total	$-	$-